INCOME TAX - Recognized tax losses and uncertain income tax positions (Details) - RUB (₽) ₽ in Millions	Nov. 30, 2016	Nov. 29, 2016	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Tax losses carry forward period (in years)		10 years
Maximum percentage of tax base can be reduced by tax losses carry forward for years 2017 - 2020	50.00%
Unused tax losses			₽ 41,816	₽ 42,271
Uncertain income tax positions			₽ 825	₽ 850